Restricted Net Assets	12 Months Ended
May. 31, 2015
Receivables [Abstract]
Restricted Net Assets
24.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict the WFOEs and VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. The balance of restricted net assets was US$239,245 and US$270,674, of which US$188,017 and US$216,526 was attributed to the paid in capital and statutory reserves of the VIEs and US$51,228 and US$54,148 was attributed to the paid in capital and statutory reserves of the WFOEs, as of May 31, 2014 and 2015, respectively. The WFOEs’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIEs’ revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.